515 Congress Avenue Suite 1400 Austin, TX 78701 +1 512 394 3000 Main +1 512 394 3001 Fax www.dechert.com
MARGARET E. WILSON margaret.wilson@dechert.com +1 512 394 3015 Direct Admitted in New York and Pennsylvania only; not admitted in Texas

                                  November 25, 2020

                                              VIA EDGAR

                                  Filing Room

                                  Securities and Exchange Commission

                                  100 F Street, NE

                                  Washington, D.C. 20549

Re:     RBC Funds Trust

          Securities Act File No. 333-111986

          Post-Effective Amendment No. 145

          Investment Company Act File No. 811-21475

          Amendment No. 145

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Trust”), attached herewith for filing is Post-Effective Amendment No. 145 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is being made for the purpose of registering Class A shares of the RBC Small Cap Value Fund, an existing series of the Trust.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (512) 394-3015.

Very truly yours,

/s/ Margaret Wilson
Margaret Wilson